Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Employee Restricted Equity Awards
Number of Shares
Beginning of year	11,625,981	[1],[2],[3]	12,296,847	[1],[2],[3]	11,681,826	[1]
Add (deduct):
Granted	2,738,809	[1],[4]	2,680,229	[1],[4]	2,483,461	[1],[4]
Vested	(4,293,605)	[1]	(3,188,111)	[1]	(1,571,237)	[1]
Forfeited	(152,610)	[1]	(162,984)	[1]	(297,203)	[1]
End of year	9,918,575	[1],[2],[3]	11,625,981	[1],[2],[3]	12,296,847	[1],[2],[3]
Available, end of year	11,139,779	[1],[5]	15,624,677	[1],[5]	18,141,922	[1],[5]
Weighted Average Grant Date Fair Value
Beginning of year	$ 17.80	[2],[3]	$ 16.86	[2],[3]	$ 16.55
Granted	$ 22.73	[4]	$ 19.11	[4]	$ 20.03	[4]
Vested	$ 15.54		$ 15.23		$ 19.88
Forfeited	$ 18.28		$ 17.93		$ 15.41
End of year	$ 20.13	[2],[3]	$ 17.80	[2],[3]	$ 16.86	[2],[3]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	At December 31, 2013, the total unrecognized compensation cost related to unvested equity awards was $84.6 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.
[3]	At December 31, 2013, the number of shares included 2,935,985 performance-based awards at their target amounts. We expect 3,898,809 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2013, 2012, and 2011, the number granted includes 161,077, 440,029, and 55,288 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
[5]	Represents shares available under the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 1,898,699 shares thereunder are no longer available for future issuance, however, dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.